Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Leases (Details) [Line Items]
Operating lease expenses	$ 2,126,918	$ 2,602,514	$ 2,437,421
Japan [Member]
Leases (Details) [Line Items]
Operating Leases	6.98%
Hong Kong [Member]
Leases (Details) [Line Items]
Operating Leases	2.83%